Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Collateral Dependent (Details)	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Securities held as collateral at fair value	$ 2,149,000
Loans, net of allowance	$ 487,298,000	$ 486,945,000
Collateral dependent loan | loan	1
Carrying value	$ 1,130,000
Valuation allowance	457,000
Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans, net of allowance	$ 1,385,000
Number of loans | loan	3
Revenue from business assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans, net of allowance	$ 312,000
Number of loans | loan	3
Residential
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Loans, net of allowance	$ 452,000
Number of loans | loan	2